Long-term Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-term Debt
Note 8 - Long-term Debt
Long-term Debt
The following table presents long-term debt at December 31, 2025 and 2024 net of unamortized discounts, debt issuance costs, and the impact of hedge accounting (refer to "Part II - Item 8. Financial Statements and Supplementary Data - Note 13 - Derivative Instruments" of this Report for additional information).

(dollars in thousands)	2025	2024
Parent Company:
6.168% Fixed Rate/Floating Rate Senior Notes issued November 1, 2024, due November 1, 2030, subject to redemption prior to November 1, 2029: $500.0 million par value at issuance with semi-annual interest payments at 6.168% for the first five years and quarterly payments thereafter at compounded SOFR plus 2.347%	$503,615	$490,415
5.90% Fixed-to-Fixed Rate Subordinated Notes issued February 7, 2019, due February 7, 2029, subject to redemption prior to February 7, 2029: $300.0 million par value at issuance with semi-annual interest payments at 5.90% for the first five years and semi-annual payments thereafter at a fixed rate of 3.379% above the 5-Year Mid-Swap Rate as of the reset date	203,440	199,621
5.200% Senior Notes issued August 11, 2022, due August 11, 2025, subject to redemption on or after February 11, 2023, $350.0 million par value at issuance with semi-annual interest payments in arrears and principal to be paid at maturity	—	346,914
SOFR + spread of 2.06% junior subordinated debentures, due June 15, 2035, $10.0 million par value at issuance with quarterly interest payments and principal to be paid at maturity (rate of 5.78% at December 31, 2025 and 6.42% at December 31, 2024)	10,000	10,000
Total long-term debt — Parent Company	$717,055	$1,046,950
Synovus Bank:
5.625% Senior Bank Notes issued February 15, 2023, due February 15, 2028, subject to redemption on or after August 15, 2023, $500.0 million par value at issuance with semi-annual interest payments in arrears and principal to be paid at maturity	$493,466	$490,283
4.00% Fixed-to-Fixed Rate Subordinated Bank Notes issued October 29, 2020, due October 29, 2030, $200.0 million par value at issuance with semi-annual interest payments at 4.00% for the first five years and semi-annual payments thereafter at a fixed rate of 3.625% above the 5-Year U.S. Treasury Rate	—	195,876
5.957% Fixed-to-Fixed Rate Subordinated Bank Notes issued December 9, 2025, due January 15, 2036, $500.0 million par value at issuance with semi-annual interest payments at 5.957% for the first five years and semi-annual payments thereafter at a fixed rate of 2.300% above the 5-Year U.S. Treasury Rate	495,921	—
FHLB advances with weighted average interest rate of 3.88% at December 31, 2025	750,000	—
Total long-term debt — Synovus Bank	1,739,387	686,159
Total long-term debt	$2,456,442	$1,733,109

The provisions of the indentures governing Synovus’ long-term debt contain certain restrictions within specified limits on mergers, sales of all or substantially all of Synovus' assets and limitations on sales and issuances of voting stock of subsidiaries and Synovus’ ability to pay dividends on its capital stock if there is an event of default under the applicable indenture. As of December 31, 2025 and 2024, Synovus and its subsidiaries were in compliance with the covenants in these agreements.
Contractual annual principal payments on long-term debt for the next five years and thereafter are shown in the following table. These maturities are based upon the par value at December 31, 2025 of the long-term debt.

(in thousands)	Parent Company	Synovus Bank	Total
2026	$—	$—	$—
2027	—	750,000	750,000
2028	—	500,000	500,000
2029	202,967	—	202,967
2030	500,000	—	500,000
Thereafter	10,000	500,000	510,000
Total	$712,967	$1,750,000	$2,462,967